NOTE 2- Significant Accounting Policies: r. Property, plant and equipment: Schedule of Depreciation (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Depreciation

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

Class	%
Computers and others related	33
Furniture and office equipment	7-33
Leasehold improvements	10-30
Laboratory equipment	10-15
Factories	7-33